DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 48.7%
Communication Services - 10.8%
Autohome, Inc., ADR	152	$4,636
Baidu, Inc., Class A*	4,690	80,542
Bilibili, Inc., Class Z*	366	7,222
China Literature Ltd., 144A*(a)	934	3,992
China Ruyi Holdings Ltd.*	10,742	2,669
China Tower Corp. Ltd., Class H, 144A	93,077	10,079
iQIYI, Inc., ADR*	726	5,612
JOYY, Inc., ADR	99	3,109
Kanzhun Ltd., ADR*	435	8,765
Kingsoft Corp. Ltd.	1,965	6,471
Kuaishou Technology, 144A*	3,699	24,740
NetEase, Inc.	4,100	63,254
Tencent Holdings Ltd.	12,850	562,489
Tencent Music Entertainment Group, ADR*	1,551	11,694
Weibo Corp., ADR*	151	3,123

(Cost $960,834)		798,397

Consumer Discretionary - 16.4%
Alibaba Group Holding Ltd.*	30,650	337,757
Alibaba Health Information Technology Ltd.*(a)	9,807	6,997
ANTA Sports Products Ltd.	2,605	34,315
Bosideng International Holdings Ltd.	6,935	3,843
BYD Co. Ltd., Class H	1,751	47,113
China Meidong Auto Holdings Ltd.(a)	1,633	3,512
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	133	3,357
Chow Tai Fook Jewellery Group Ltd.	3,914	7,579
Dongfeng Motor Group Co. Ltd., Class H	6,612	3,378
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,228	5,499
Geely Automobile Holdings Ltd.	12,792	16,590
Great Wall Motor Co. Ltd., Class H(a)	6,872	9,105
Guangzhou Automobile Group Co. Ltd., Class H	6,438	4,101
H World Group Ltd., ADR	414	19,611
Haidilao International Holding Ltd., 144A*	2,395	6,621
Haier Smart Home Co. Ltd., Class H	4,861	17,185
JD Health International, Inc., 144A*	2,378	16,586
JD.com, Inc., Class A	4,450	98,473
Jiumaojiu International Holdings Ltd., 144A(a)	1,567	3,777
Koolearn Technology Holding Ltd., 144A*(a)	749	4,251
Li Auto, Inc., Class A*	2,325	27,324
Li Ning Co. Ltd.	5,007	42,578
Meituan, Class B, 144A*	10,350	179,455
MINISO Group Holding Ltd., ADR	150	2,685
Minth Group Ltd.	1,607	4,176
New Oriental Education & Technology Group, Inc.*	3,234	12,319
NIO, Inc., ADR*(a)	2,794	26,236
PDD Holdings, Inc., ADR*	1,074	94,222
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	1,068	2,441
Pop Mart International Group Ltd., 144A(a)	1,200	3,333
Shenzhou International Group Holdings Ltd.	1,756	19,172
TAL Education Group, ADR*	917	6,446
Tongcheng Travel Holdings Ltd.*	2,610	5,174
Topsports International Holdings Ltd., 144A	4,063	3,546
Trip.com Group Ltd., ADR*	1,152	40,954
Vipshop Holdings Ltd., ADR*	959	14,279
XPeng, Inc., Class A*	1,800	7,877
Xtep International Holdings Ltd.	2,814	3,176
Yadea Group Holdings Ltd., 144A	2,300	4,928
Yum China Holdings, Inc.	905	53,151
Zhongsheng Group Holdings Ltd.	1,304	6,504

(Cost $1,815,251)		1,209,626

Consumer Staples - 1.8%
Anhui Gujing Distillery Co. Ltd., Class B	255	4,386
China Feihe Ltd., 144A	7,800	6,240
China Mengniu Dairy Co. Ltd.*	6,770	29,755
China Resources Beer Holdings Co. Ltd.	3,448	25,455
Dali Foods Group Co. Ltd., 144A	6,297	2,543
Hengan International Group Co. Ltd.	1,429	6,572
Nongfu Spring Co. Ltd., Class H, 144A(a)	3,824	21,435
Smoore International Holdings Ltd., 144A(a)	3,823	4,719
Tingyi Cayman Islands Holding Corp.	4,364	7,050
Tsingtao Brewery Co. Ltd., Class H	1,322	13,036
Uni-President China Holdings Ltd.	3,308	2,899
Vinda International Holdings Ltd.	923	2,540
Want Want China Holdings Ltd.	10,633	6,692
Yihai International Holding Ltd.*(a)	1,030	2,992

(Cost $149,346)		136,314

Energy - 1.2%
China Coal Energy Co. Ltd., Class H	4,365	3,375
China Oilfield Services Ltd., Class H	4,138	4,428
China Petroleum & Chemical Corp., Class H	53,542	27,353
China Shenhua Energy Co. Ltd., Class H	7,229	21,734
PetroChina Co. Ltd., Class H	44,908	22,999
Yankuang Energy Group Co. Ltd., Class H(a)	3,230	9,732

(Cost $83,721)		89,621

Financials - 7.6%
360 DigiTech, Inc., ADR	284	5,782
Agricultural Bank of China Ltd., Class H	62,591	21,689
Bank of China Ltd., Class H	169,123	62,052
Bank of Communications Co. Ltd., Class H	19,145	11,317
China Cinda Asset Management Co. Ltd., Class H	23,162	3,010
China CITIC Bank Corp. Ltd., Class H	19,670	9,096
China Construction Bank Corp., Class H	199,592	122,051
China Everbright Bank Co. Ltd., Class H	9,978	2,873
China Galaxy Securities Co. Ltd., Class H	7,669	3,820
China International Capital Corp. Ltd., Class H, 144A	3,289	7,073
China Life Insurance Co. Ltd., Class H	15,948	27,022
China Merchants Bank Co. Ltd., Class H	8,357	45,248
China Minsheng Banking Corp. Ltd., Class H(a)	12,739	4,398
China Pacific Insurance Group Co. Ltd., Class H	5,767	15,282
China Taiping Insurance Holdings Co. Ltd.	3,564	4,209
CITIC Securities Co. Ltd., Class H	4,454	9,431
Far East Horizon Ltd.(a)	4,654	4,115
GF Securities Co. Ltd., Class H	2,419	3,433
Haitong Securities Co. Ltd., Class H	6,688	4,303
Huatai Securities Co. Ltd., Class H, 144A	3,188	3,586
Industrial & Commercial Bank of China Ltd., Class H	120,098	59,976
Lufax Holding Ltd., ADR	1,461	3,156
New China Life Insurance Co. Ltd., Class H	2,071	5,013
People’s Insurance Co. Group of China Ltd., Class H	18,269	5,772
PICC Property & Casualty Co. Ltd., Class H	14,680	12,885
Ping An Insurance Group Co. of China Ltd., Class H	13,000	88,273
Postal Savings Bank of China Co. Ltd., Class H, 144A	17,372	10,424
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	1,509	4,335

(Cost $750,942)		559,624

Health Care - 2.8%
3SBio, Inc., 144A	3,368	3,338
BeiGene Ltd.*	1,321	22,467
China Medical System Holdings Ltd.	3,060	4,600
China Resources Pharmaceutical Group Ltd., 144A	3,500	2,876
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	3,048
CSPC Pharmaceutical Group Ltd.	19,160	20,577
Genscript Biotech Corp.*	2,593	7,086
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	361	4,141
Hansoh Pharmaceutical Group Co. Ltd., 144A	2,547	4,575
Hygeia Healthcare Holdings Co. Ltd., 144A*	738	5,364
Innovent Biologics, Inc., 144A*	2,200	10,678
Legend Biotech Corp., ADR*	121	5,588
Microport Scientific Corp.*(a)	1,405	3,974
Pharmaron Beijing Co. Ltd., Class H, 144A	525	2,936
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,899	7,901
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,183	3,459
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,680	2,962
Sino Biopharmaceutical Ltd.	22,895	11,813
Sinopharm Group Co. Ltd., Class H	2,935	7,852
WuXi AppTec Co. Ltd., Class H, 144A	754	8,026
Wuxi Biologics Cayman, Inc., 144A*	7,621	53,108
Zai Lab Ltd., ADR*	177	6,575

(Cost $198,441)		202,944

Industrials - 1.8%
Air China Ltd., Class H*(a)	6,492	5,980
AviChina Industry & Technology Co. Ltd., Class H	6,585	3,138
Beijing Capital International Airport Co. Ltd., Class H*	4,795	3,506
BOC Aviation Ltd., 144A	455	3,287
China Communications Services Corp. Ltd., Class H	6,281	2,441
China Conch Venture Holdings Ltd.	3,648	7,343
China Everbright Environment Group Ltd.	8,141	3,298
China Lesso Group Holdings Ltd.	2,852	3,005
China Merchants Port Holdings Co. Ltd.	2,816	3,946
China Railway Group Ltd., Class H	8,835	4,603
China Southern Airlines Co. Ltd., Class H*(a)	4,449	3,242
China State Construction International Holdings Ltd.	4,449	5,061
CITIC Ltd.	12,726	14,040
COSCO SHIPPING Holdings Co. Ltd., Class H	6,995	7,254
COSCO SHIPPING Ports Ltd.	3,988	2,596
CRRC Corp. Ltd., Class H	9,486	4,338
Fosun International Ltd.	5,472	4,475
Haitian International Holdings Ltd.	1,409	3,680
Jiangsu Expressway Co. Ltd., Class H	3,209	3,066
Orient Overseas International Ltd.	281	4,511
Sany Heavy Equipment International Holdings Co. Ltd.	3,300	3,292

Shenzhen International Holdings Ltd.	3,180	2,763
Weichai Power Co. Ltd., Class H	4,304	6,382
Zhejiang Expressway Co. Ltd., Class H(a)	3,794	3,060
Zhuzhou CRRC Times Electric Co. Ltd.	1,035	4,714
ZTO Express Cayman, Inc., ADR	896	21,558

(Cost $169,136)		134,579

Information Technology - 2.2%
AAC Technologies Holdings, Inc.*	1,596	3,562
BYD Electronic International Co. Ltd.	1,447	4,212
Chinasoft International Ltd.*	5,976	4,286
Daqo New Energy Corp., ADR*	126	5,567
Flat Glass Group Co. Ltd., Class H	1,196	3,162
GCL Technology Holdings Ltd.*(a)	41,641	10,716
GDS Holdings Ltd., Class A*	1,612	3,947
Hua Hong Semiconductor Ltd., 144A*	1,150	4,402
Kingboard Holdings Ltd.	1,426	5,087
Kingboard Laminates Holdings Ltd.	2,458	3,063
Kingdee International Software Group Co. Ltd.*	5,695	10,607
Lenovo Group Ltd.	15,803	14,173
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	600	2,461
Sunny Optical Technology Group Co. Ltd.	1,517	17,200
TravelSky Technology Ltd., Class H	2,082	4,106
Xiaomi Corp., Class B, 144A*	32,717	49,433
Xinyi Solar Holdings Ltd.	10,695	11,418
ZTE Corp., Class H	1,608	4,773

(Cost $174,471)		162,175

Materials - 1.0%
Aluminum Corp. of China Ltd., Class H	8,732	4,450
Anhui Conch Cement Co. Ltd., Class H	2,736	10,039
China Hongqiao Group Ltd.	5,013	5,358
China National Building Material Co. Ltd., Class H	8,296	7,345
China Resources Cement Holdings Ltd.	6,419	3,451
CMOC Group Ltd., Class H	7,624	4,283
Dongyue Group Ltd.	2,681	3,033
Ganfeng Lithium Group Co. Ltd., Class H, 144A(a)	773	5,387
Jiangxi Copper Co. Ltd., Class H	2,428	3,823
Nine Dragons Paper Holdings Ltd.	3,620	2,947
Shandong Gold Mining Co. Ltd., Class H, 144A	1,792	3,068
Zhaojin Mining Industry Co. Ltd., Class H*	3,019	3,165
Zijin Mining Group Co. Ltd., Class H	12,207	18,413

(Cost $67,132)		74,762

Real Estate - 1.8%
C&D International Investment Group Ltd.	1,249	4,026
China Evergrande Group*(b)	8,413	0
China Jinmao Holdings Group Ltd.	14,414	2,791
China Overseas Land & Investment Ltd.	8,133	20,163
China Overseas Property Holdings Ltd.	2,910	3,392
China Resources Land Ltd.	6,942	30,777
China Resources Mixc Lifestyle Services Ltd., 144A	1,327	7,269
China Vanke Co. Ltd., Class H	3,547	6,191
Country Garden Holdings Co. Ltd.(a)	17,721	5,418
Country Garden Services Holdings Co. Ltd.	4,386	8,124
Greentown China Holdings Ltd.	1,990	2,718
Greentown Service Group Co. Ltd.(a)	4,359	2,904
KE Holdings, Inc., ADR*	1,417	25,860
Longfor Group Holdings Ltd., 144A	4,014	11,455
Shimao Group Holdings Ltd.*(b)	4,310	0
Sunac China Holdings Ltd.*(b)	7,560	0
Yuexiu Property Co. Ltd.	3,048	4,489

(Cost $270,493)		135,577

Utilities - 1.3%
Beijing Enterprises Holdings Ltd.	1,104	3,615
Beijing Enterprises Water Group Ltd.	11,993	3,010
CGN Power Co. Ltd., Class H, 144A	20,465	4,589
China Gas Holdings Ltd.	6,660	9,299
China Longyuan Power Group Corp. Ltd., Class H	7,305	8,962
China Power International Development Ltd.(a)	11,511	4,561
China Resources Gas Group Ltd.	2,045	8,623
China Resources Power Holdings Co. Ltd.	4,290	8,755
ENN Energy Holdings Ltd.	1,696	24,091
Guangdong Investment Ltd.	6,481	6,548
Huaneng Power International, Inc., Class H*(a)	7,773	3,822
Kunlun Energy Co. Ltd.	8,523	6,819

(Cost $102,148)		92,694

TOTAL COMMON STOCKS (Cost $4,741,915)		3,596,313

EXCHANGE-TRADED FUNDS - 50.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(c)	8,133	265,652
Xtrackers MSCI China A Inclusion Equity ETF(a)(c)	152,450	3,489,672

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,590,979)		3,755,324

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(d)(e)
(Cost $32,671)	32,671	32,671

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
(Cost $9,015)	9,015	9,015

TOTAL INVESTMENTS - 100.0% (Cost $9,374,580)		$7,393,323
Other assets and liabilities, net - (0.0)%		(679)

NET ASSETS - 100.0%		$7,392,644

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
EXCHANGE-TRADED FUNDS — 50.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(c)
506,451	12,993	(245,914)	(49,655)	41,777	5,946	—	8,133	265,652
Xtrackers MSCI China A Inclusion Equity ETF(c)
4,186,445	160,947	(684,426)	53,114	(226,408)	58,002	—	152,450	3,489,672
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(d)(e)
46,367	—	(13,696)(f)	—	—	1,020	—	32,671	32,671
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
6,466	132,888	(130,339)	—	—	227	—	9,015	9,015

4,745,729	306,828	(1,074,375)	3,459	(184,631)	65,195	—	202,269	3,797,010

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $161,950, which is 2.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $137,277.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
FTSE China A50 Index Futures	USD	3	$40,959	$40,020	3/30/2023	$(939)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,596,313	$—	$0	$3,596,313
Exchange-Traded Funds	3,755,324	—	—	3,755,324
Short-Term Investments(a)	41,686	—	—	41,686

TOTAL	$7,393,323	$—	$0	$7,393,323

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(939)	$—	$—	$(939)

TOTAL	$(939)	$—	$—	$(939)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CN-PH3

R-089711-1 (5/24) DBX005195 (5/24)